As filed with the Securities and Exchange Commission on March 31, 2006


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21200

                  NEUBERGER BERMAN REAL ESTATE INCOME FUND INC.
                  ---------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                  Neuberger Berman Real Estate Income Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                     NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS Real Estate Income Fund Inc.
----------------------------------------------------

NUMBER OF SHARES                        MARKET VALUE(+)           NUMBER OF SHARES                                 MARKET VALUE(+)
                                         ($000'S OMITTED)                                                         ($000'S OMITTED)
COMMON STOCKS (112.2%)                                             LODGING (0.4%)
                                                                        10,000 Hospitality Properties Trust              429
APARTMENTS (16.2%)
      57,500 Apartment Investment &                                OFFICE (30.9%)
              Management                        2,445                   52,200 Arden Realty                            2,358
      73,000 Archstone-Smith Trust              3,421                  114,990 Brandywine Realty Trust                 3,616
      18,900 Avalonbay Communities              1,880                  128,400 CarrAmerica Realty                      4,725
      61,700 Camden Property Trust              4,016                   92,000 Equity Office Properties Trust          2,927
      46,000 Education Realty Trust               599                   77,400 Glenborough Realty Trust                1,523
      38,800 Home Properties                    1,780                   69,800 Highwoods Properties                    2,202
      37,200 Mid-America Apartment                                       3,300 HRPT Properties Trust                      35
              Communities                       1,899                   86,700 Kilroy Realty                           5,860
      72,800 United Dominion Realty Trust       1,850                   89,900 Mack-Cali Realty                        4,020
                                            ---------                   30,400 Maguire Properties                      1,028
                                               17,890                  104,000 Newkirk Realty Trust                    1,632
COMMERCIAL SERVICES (2.2%)                                             107,600 Reckson Associates Realty               4,297
      15,500 Capital Trust                        481                                                              ---------
      36,000 Deerfield Triarc Capital             473                                                                 34,223
      54,000 Gramercy Capital                   1,422              OFFICE - INDUSTRIAL (4.9%)
                                            ---------                   43,600 Bedford Property Investors              1,012
                                                2,376                   25,700 Duke Realty                               932
                                                                        76,300 Liberty Property Trust                  3,453
COMMUNITY CENTERS (9.6%)                                                                                           ---------
      26,600 Cedar Shopping Centers               393                                                                  5,397
      24,000 Developers Diversified Realty      1,182
      18,400 Federal Realty Investment                             REGIONAL MALLS (9.3%)
             Trust                              1,230                   30,000 CBL & Associates Properties             1,269
      30,900 Heritage Property Investment                              195,600 Glimcher Realty Trust                   5,348
             Trust                              1,097                   67,400 Mills Corp.                             2,794
      27,000 New Plan Excel Realty Trust          666                   21,100 Pennsylvania REIT                         858
     191,400 Tanger Factory Outlet Centers      6,031                                                              ---------
                                            ---------                                                                 10,269
                                               10,599              SELF STORAGE (1.0%)
DIVERSIFIED (20.0%)                                                     23,100 Sovran Self Storage                     1,144
     114,900 Colonial Properties Trust          5,311
     164,000 Crescent Real Estate Equities      3,475              TOTAL COMMON STOCKS
     134,000 iStar Financial                    4,809                   (COST $74,688)                               124,072
     139,900 Spirit Finance                     1,684                                                              ---------
      78,000 Vornado Realty Trust               6,891
                                            ---------
                                               22,170              PREFERRED STOCKS (22.0%)

HEALTH CARE (15.1%)                                                APARTMENTS (1.8%)
     106,300 Health Care Property Investors     2,950                   18,800 Apartment Investment &
      84,700 Health Care REIT                   3,150(E)                        Management, Ser. Q                       478
      57,000 Nationwide Health Properties       1,303                   31,800 Apartment Investment &
       5,400 OMEGA Healthcare Investors            71                           Management, Ser. R                       817
     301,200 Ventas, Inc.                       9,217                   27,000 Apartment Investment &
                                            ---------                           Management, Ser. T                       678
                                               16,691                                                              ---------
                                                                                                                       1,973
INDUSTRIAL (2.6%)
      42,800 EastGroup Properties               2,021              COMMERCIAL SERVICES (0.5%)
      22,100 First Industrial Realty Trust        863                   20,000 Newcastle Investment, Ser. B              519
                                            ---------
                                                2,884
                                                                   COMMUNITY CENTERS (0.9%)
                                                                        10,000 Developers Diversified Realty,

SEE NOTES TO SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS Real Estate Income Fund Inc. cont'd
-----------------------------------------------------------

NUMBER OF SHARES                          MARKET VALUE(+)          NUMBER OF SHARES                                MARKET VALUE(+)
                                         ($000'S OMITTED)                                                         ($000'S OMITTED)
             Ser. I                               252
      13,100 Ramco-Gershenson Properties
              Trust, Ser. B                       343
      17,000 Saul Centers, Ser. A                 437              SHORT-TERM INVESTMENTS (5.5%)
                                            ---------
                                                1,032                   3,159,261 Neuberger Berman Securities
DIVERSIFIED (1.4%)                                                                Lending Quality Fund, LLC            3,159(++)
       5,800 Colonial Properties Trust,                                 2,921,508 Neuberger Berman Prime Money
              Ser. E                              143                             Fund Trust Class                     2,922(@)
      45,200 Crescent Real Estate Equities,                                                                        ---------
              Ser. A                              956              TOTAL SHORT-TERM INVESTMENTS
      19,500 Crescent Real Estate Equities,                        (COST $6,081)                                       6,081(#)
              Ser. B.                             503(OO)                                                          ---------
                                            ---------              TOTAL INVESTMENTS (139.7%)
                                                1,602              (COST $103,639)                                   154,497(##)
                                                                   Liabilities, less cash, receivables
                                                                     and other assets [(1.7%)]                        (1,887)(@@)
HEALTH CARE (2.3%)                                                 Liquidation Value of Auction
      56,000 LTC Properties, Ser. E             2,534                Preferred Shares [(38.0%)]                      (42,000)
                                                                                                                   ---------
LODGING (4.8%)                                                     TOTAL NET ASSETS APPLICABLE TO COMMON
      66,300 Boykin Lodging, Ser. A             1,724              SHAREHOLDERS (100.0%)                            $110,610
      23,300 Eagle Hospitality Properties                                                                          ---------
              Trust, Ser. A                       587
      18,000 Equity Inns, Ser. B                  466
      20,400 Felcor Lodging Trust, Ser. A         499
      14,600 Hersha Hospitality Trust,
              Ser. A                              365
      34,000 LaSalle Hotel Properties,
              Ser. A                              876
      13,000 LaSalle Hotel Properties,
              Ser. D                              309
      20,000 Strategic Hotel Capital,
              Ser. B                              511(*)
                                            ---------
                                                5,337

OFFICE (0.6%)
      25,000 HRPT Properties Trust, Ser. A        625

OFFICE - INDUSTRIAL (2.8%)
      50,000 Bedford Property Investors,
              Ser. A                            2,449(**)
      15,000 Digital Realty Trust, Ser. A         385
      10,900 Digital Realty Trust, Ser. B         269
                                            ---------
                                                3,103
REGIONAL MALLS (6.9%)
      32,000 Glimcher Realty Trust, Ser. F        824
      13,500 Glimcher Realty Trust, Ser. G        340
     100,000 Mills Corp., Ser. B                2,517
      11,400 Mills Corp., Ser. C                  291
      25,000 Mills Corp., Ser. G                  609
      50,200 Pennsylvania REIT, Ser. A          2,856
       7,200 Taubman Centers, Ser. G              182
                                            ---------
                                                7,619

TOTAL PREFERRED STOCKS
(COST $22,870)                                 24,344
                                            ---------

                                   NEUBERGER BERMAN JANUARY 31, 2006 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investments in equity securities by Neuberger Berman Real Estate Income Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities, including securities for which the necessary last sale, asked and/or bid prices are not readily available, by methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)     At cost, which approximates market value.

(##) At January 31, 2006, the cost of investments for U.S. Federal income tax purposes was $103,639,000. Gross unrealized appreciation of investments was $51,407,000 and gross unrealized depreciation of investments was $549,000, resulting in net unrealized appreciation of $50,858,000, based on cost for U.S. Federal income tax purposes.

(*)     Non-income producing security.

(**) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold, normally to qualified institutional buyers under Rule 144A and have been deemed by the adviser to be liquid. At January 31, 2006, these securities amounted to $2,449,000 or 2.2% of net assets applicable to common shareholders.

(OO) All or a portion of this security is segregated as collateral for interest rate swap contracts.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(E)     All or a portion of this security is on loan.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

NOTES TO SCHEDULE OF INVESTMENTS CONT'D
---------------------------------------

(@@) At January 31, 2006, the Fund had outstanding interest rate swap contracts as follows:

                                                          RATE TYPE
                                                ----------------------------
                                                               VARIABLE-
                                                    FIXED-       RATE
                                                     RATE      PAYMENTS          ACCRUED
                                                   PAYMENTS    RECEIVED     NET INTEREST      UNREALIZED
SWAP COUNTER       NOTIONAL      TERMINATION       MADE BY      BY THE       RECEIVABLE       APPRECIATION           TOTAL
PARTY              AMOUNT               DATE       THE FUND     FUND(1)       (PAYABLE)       (DEPRECIATION)    FAIR VALUE
Citibank, N.A.   $13,000,000   February 12, 2008     3.396%     4.440%          $7,540             $359,881       $367,421
Citibank, N.A.    13,000,000   February 12, 2010     3.923%     4.440%           3,734              432,279        436,013
                                                                                 -----              -------        -------
                                                                               $11,274             $792,160       $803,434

     (1)   30 day LIBOR (London Interbank Offered Rate)





For information on the Fund's significant accounting policies, please refer to the Fund's most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Real Estate Income Fund Inc.


By: /s/ Peter E. Sundman
   ----------------------------------
   Peter E. Sundman
   Chief Executive Officer

Date: March 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
   ----------------------------------
   Peter E. Sundman
   Chief Executive Officer

Date: March 30, 2006


By: /s/ John M. McGovern
   ----------------------------------
   John M. McGovern
   Treasurer and Principal Financial
   and Accounting Officer

Date: March 30, 2006